Deferred Charges, net	12 Months Ended
Dec. 31, 2024
Deferred Charges, net
Deferred Charges, net

6. Deferred Charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey
Costs
As of January 1, 2022	$11,801
Additions	29,939
Write-off	(4,016)
Amortization	(12,170)
As of December 31, 2022	$25,554
Additions	31,121
Amortization	(18,663)
As of December 31, 2023	$38,012
Additions	50,568
Write-off	(660)
Amortization	(29,161)
As of December 31, 2024	$58,759

In November 2022, the Company wrote-off $4.0 million of drydocking deferred charges related to the sale of the vessels Catherine C and Leo C. In March 2024, the Company sold for scrap vessel Stride and wrote-off $0.7 million of drydocking deferred charges - see Note 4 “Fixed Assets, net”. These write-offs were reflected under the “Net gain on disposal/sale of vessels” in the Consolidated Statement of Income.

The Company follows the deferral method of accounting for drydocking and special survey costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey, which is two and a half years. If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Furthermore, when a vessel is drydocked for more than one reporting period, the respective costs are identified and recorded in the period in which they were incurred and not at the conclusion of the drydocking.